Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Summary of share option activity

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term	value
		RMB	RMB	Years	RMB
Balance, December 31, 2021	9,891,886	—	16.92	6.30	61,139,618
Exercised	(357,600)	—	5.66	—	2,037,155
Forfeited	(72,500)	—	28.76	—	—
Balance, December 31, 2022	9,461,786	—	17.26	5.31	61,990,313
Exercised	(274,925)	—	11.12	—	3,601,562
Forfeited	(12,500)	—	19.86	—	—
Balance, December 31, 2023	9,174,361	—	17.44	4.32	132,873,059
Vested and expected to vest as of December 31, 2023	9,142,477	—	33.09	4.32	132,411,282
Exercisable, December 31, 2023	9,009,079	—	33.35	4.29	130,479,266

Summary of allocated share-based compensation expense

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Sales and marketing	1,726,837	527,537	265,862	37,446
General and administrative	29,684,217	21,102,104	4,649,664	654,891
Research and development	3,933,566	2,424,119	20,256	2,853
	35,344,620	24,053,760	4,935,782	695,190